23. INVENTORIES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Details 1
Inventories, beginning	$ 171.7	$ 155.4	$ 114.7
Inventories, ending	192.4	171.7	155.4
Gross change - at cost	(20.7)	(16.3)	(40.7)
Business combinations	0.0	0.0	25.8
Utilization of allowances	(8.9)	0.5	0.3
Currency translation adjustments	2.7	1.6	(2.5)
Cash flow – (increase)/decrease in inventories	$ (26.9)	$ (14.2)	$ (17.1)